SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Reclassification Adjustment Out of Accumulated Other Comprehensive loss (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									$ (5,166.0)	$ (5,243.5)	$ (4,801.6)
Interest expense									(75.8)	(58.5)	(63.0)
Income before taxes									249.5	554.8	589.5
Other non-operating expense, net									(445.2)	(104.8)	(18.0)
(Benefit from) provision for income taxes									56.7	(85.4)	(307.7)
Net (loss) income	$ 162.5	$ 144.6	$ 143.4	$ (146.9)	$ 97.1	$ 149.5	$ 95.6	$ 125.2	303.6	467.4	281.8
Income tax (benefit) expense allocated - Foreign currency translation:
Translation gain (loss)									(5.5)	(9.1)	(25.1)
Income tax (benefit) expense allocated - Pension and other postretirement benefits:
Net loss (gain) recognized from actuarial gain/loss and prior service cost/credit									19.4	(2.4)	0.5
Reclassifications to net income									179.3	27.6	8.9
Income tax (benefit) expense allocated - Cash flow hedges:
Gains (losses) recognized on cash flow hedges									0.2	0.3	(0.6)
Reclassifications to net income									(0.5)	(0.3)	0.5
Income tax expense (benefit) allocated to components of other comprehensive income (loss)									192.9	16.1	(15.8)
Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Net (loss) income									(264.7)	(92.7)	(20.2)
Pension and Other Postretirement Benefits | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Other non-operating expense, net									(445.4)	(121.4)	(28.2)
(Benefit from) provision for income taxes									179.3	27.6	8.9
Net (loss) income									(266.1)	(93.8)	(19.3)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income before taxes									1.9	1.4	(1.4)
(Benefit from) provision for income taxes									(0.5)	(0.3)	0.5
Net (loss) income									1.4	1.1	(0.9)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Foreign exchange contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									2.1	1.3	0.2
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Commodity contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									$ (0.2)	$ 0.1	0.2
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Interest Rate Contracts
Amounts reclassified from Accumulated other comprehensive loss
Interest expense											$ (1.8)